BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Schedule of remuneration of key management personnel

	1 January – 31	1 January – 31	1 January – 31
	December	December	December
	2025	2024	2023

Salaries and other short-term employee benefits	1,442,445	1,321,469	1,127,276

Schedule of balances with related parties

Due from related parties:

	2025	2024

Doğan Dış Ticaret ve Mümessillik A.Ş. (“Doğan Dış Ticaret”)	—	13,571
D Elektronik Şans Oyunları ve Yayıncılık A.Ş. (“Nesine”)	—	3,385
Doğan Burda Dergi Yayıncılık ve Pazarlama A.Ş. (“Doğan Burda”)	—	666
Other	206	1,435

	206	19,057

Due to related parties:

	2025	2024

Doğan Yayınları Yayıncılık ve Yapımcılık Ticaret A.Ş. (“Doğan Yayıncılık”)	—	14,155
D Gayrimenkul Yatırımları ve Ticaret A.Ş.	—	923
Doğan Trend Otomotiv Tic. Hiz. Ve Tek. A.Ş.	—	263
Doğan Portal ve Elektronik Ticaret A.Ş.	—	76
Other	—	1,522

	—	16,939

Service and product sales to related parties:

	1 January – 31	1 January – 31	1 January – 31
	December	December	December
	2025	2024	2023

Nesine (*)	1,958	21,169	25,433
Doğan Yayıncılık (*)	487	6,517	8,315
Doğan Burda (*)	358	4,963	5,528
Doğan Portal ve Elektronik Ticaret A.Ş. (“Doğan Portal”) (*)	361	2,661	2,143
Doğan Trend Otomotiv Tic. Hiz. Ve Tek. A.Ş.	137	1,602	2,925
Doğan Dış Ticaret	—	5,554	4,468
Değer Merkezi Hizmetler ve Yönetim A.Ş.	—	2,661	3,113
Otomobilite Motorlu Araçlar Ticaret A.Ş	—	3,016	3,456
Aydın Doğan Vakfı	—	1,880	270
D Gayrimenkul Yatırımları ve Ticaret A.Ş.	—	1,725	901
Milta Turizm İşletmeleri A.Ş.	—	958	1,092
Glokal Dijital Hizmetler ve Pazarlama A.Ş.	—	691	195
Suzuki Motorlu Araçlar Pazarlama A.Ş.	—	433	1,682
Other	375	6,790	6,692

	3,676	60,620	66,213

(*)Transactions with related parties for 2025 herein only include those occurred between 1 January 2025 and 29 January 2025 since these entities were no longer the Group’s related parties after the Change of Control was completed on 29 January 2025.

Service and product purchases from related parties:

	1 January – 31	1 January – 31	1 January – 31
	December	December	December
	2025	2024	2023

D Gayrimenkul Yatırımları ve Ticaret A.Ş. (*)	8,655	67,747	85,484
Doğan Dış Ticaret (*)	4,848	516,495	368,817
Doğan Yayıncılık (*)	2,502	31,579	27,929
Milta Turizm İşletmeleri A.Ş. (*)	56	844	2,385
Doğan Trend Otomotiv Tic. Hiz. Ve Tek. A.Ş.	—	8,420	9,842
Doğan Burda	—	1,216	4,398
Karel Elektronik Sanayi ve Ticaret A.Ş	—	1,204	—
Doğan Müzik Yapım ve Ticaret A.Ş.	—	702	1,357
Değer Merkezi Hizmetler ve Yönetim A.Ş.	—	52	8
Doğan Portal	—	34	2,039
Nesine	—	30	—
Other (*)	513	2,583	395

	16,574	630,906	502,654

(*)Transactions with related parties for 2025 herein only include those occurred between 1 January 2025 and 29 January 2025.